Conseco Fund Group

                          Classes A, B, C and Y Shares

                        Supplement Dated October 19, 2000
                      to the Prospectus dated June 27, 2000
                           as revised August 29, 2000


The following disclosure replaces the information for Thomas J. Pence, Paul Berg, and Mark Babka respectively, under the heading titled "Portfolio managers of the Conseco Fund Group":

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FUND MANAGER               WITH CCM SINCE              PROFESSIONAL EXPERIENCE                   FUNDS
-----------------------------------------------------------------------------------------------------------
Maxwell E. Bublitz,             1987           o  Responsible for complete               o  Conseco
CFA, FLMI                                         oversight of Conseco Capital              Large-Cap
Chief Executive                                   Management, Inc.                       o  Conseco
Officer and President                          o  Has served in multiple senior             Science &
Conseco Capital                                   positions throughout CCM including        Technology
Management, Inc.                                  research, trading, portfolio
                                                  management and asset-liability
Senior Vice                                       management since 1987
President,                                     o  Portfolio manager of other
Conseco, Inc.                                     affiliated investment companies
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